Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail)	Jan. 22, 2021 USD ($) $ / shares shares
Percentage Of Assets Held in Trust Account	80.00%
Percent Of Shares Restricted For Redemption	15.00%
Minimum Net Tangible Assets Required For Business Combination | $	$ 5,000,001
Percent of Shares Redeemable	100.00%
Interest On Dissolution Expenses | $	$ 100,000
Common stock par value per share	$ 0.0001
Period to complete business combination from closing of initial public offering	24 months
Trust Account member [Member]
Share Price	$ 10.00
Minimum [Member]
Equity Method Investment, Ownership Percentage	50.00%
Share Price	$ 10.00
Minimum [Member] | Trust Account member [Member]
Share Price	$ 10.00
Private Placement Warrants [Member] | Sponsor [Member]
Number of warrants issued | shares	4,716,667
Number of warrants issued, price per share	$ 1.50
Proposed Public Offering [Member]
Number of units issued | $	$ 22,500,000
Shares issued, price per share	$ 10.00
Proposed Public Offering Including Over Allotment Option [Member]
Number of units issued | $	$ 25,875,000
Private Placement Includes Over Allotment Option [Member] | Sponsor [Member]
Number of warrants issued | shares	5,166,667